Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Credit Quality and the Maximum Exposure to Credit Risk based on the Bank's Internal Credit Rating System and Year-end Stage Classification (Detail) - Consumer [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	$ 537,158,650	$ 567,633,537
Gross carrying amount, ending balance	500,669,399	537,158,650
Expected credit loss allowance, beginning balance	11,367,755	23,125,942
Expected credit loss allowance, ending balance	8,958,642	11,367,755
Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	296,910,195	380,682,631
Expected credit loss allowance	6,037,335	8,615,067
Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(100,479,865)	(189,086,361)
Expected credit loss allowance	(2,379,662)	(8,307,740)
Other Changes [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	99,719,701	53,733,864
Expected credit loss allowance	2,033,123	(5,168,263)
Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(2,797,628)	(2,167,628)
Expected credit loss allowance	(1,775,444)	(1,106,343)
Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(329,841,654)	(273,637,393)
Expected credit loss allowance	(6,324,465)	(5,790,908)
Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	514,367,442	530,585,897
Gross carrying amount, ending balance	479,452,940	514,367,442
Expected credit loss allowance, beginning balance	5,466,642	13,616,288
Expected credit loss allowance, ending balance	4,457,996	5,466,642
Stage 1 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	288,490,127	369,226,413
Expected credit loss allowance	5,098,116	7,366,506
Stage 1 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(96,459,896)	(174,000,395)
Expected credit loss allowance	(1,255,647)	(4,410,015)
Stage 1 [member] | Other Changes [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	96,766,304	55,039,746
Expected credit loss allowance	(503,386)	(7,721,698)
Stage 1 [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	6,163,988	12,852,151
Expected credit loss allowance	697,130	2,482,521
Stage 1 [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(10,086,276)	(11,600,897)
Expected credit loss allowance	(212,325)	(548,726)
Stage 1 [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(3,693,933)	(5,413,498)
Expected credit loss allowance	(1,752,493)	(2,499,984)
Stage 1 [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(276,975)	(294,800)
Expected credit loss allowance	(16,666)	(33,470)
Stage 1 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(315,817,841)	(262,027,175)
Expected credit loss allowance	(3,063,375)	(2,784,780)
Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	17,852,932	32,733,729
Gross carrying amount, ending balance	17,579,354	17,852,932
Expected credit loss allowance, beginning balance	1,955,166	6,935,515
Expected credit loss allowance, ending balance	1,811,423	1,955,166
Stage 2 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	8,420,068	11,456,218
Expected credit loss allowance	939,219	1,248,561
Stage 2 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(3,043,530)	(13,763,462)
Expected credit loss allowance	(364,153)	(3,103,316)
Stage 2 [member] | Other Changes [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	2,667,728	(819,838)
Expected credit loss allowance	952,100	284,584
Stage 2 [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(6,037,876)	(12,593,668)
Expected credit loss allowance	(593,329)	(2,322,945)
Stage 2 [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	10,262,716	11,752,016
Expected credit loss allowance	314,878	629,826
Stage 2 [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(782,064)	(1,261,765)
Expected credit loss allowance	(139,670)	(493,121)
Stage 2 [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(516,975)	(555,723)
Expected credit loss allowance	(114,855)	(227,944)
Stage 2 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(11,243,645)	(9,094,575)
Expected credit loss allowance	(1,137,933)	(995,994)
Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	4,938,276	4,313,911
Gross carrying amount, ending balance	3,637,105	4,938,276
Expected credit loss allowance, beginning balance	3,945,947	2,574,139
Expected credit loss allowance, ending balance	2,689,223	3,945,947
Stage 3 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(976,439)	(1,322,504)
Expected credit loss allowance	(759,862)	(794,409)
Stage 3 [member] | Other Changes [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	285,669	(486,044)
Expected credit loss allowance	1,584,409	2,268,851
Stage 3 [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(126,112)	(258,483)
Expected credit loss allowance	(103,801)	(159,576)
Stage 3 [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(176,440)	(151,119)
Expected credit loss allowance	(102,553)	(81,100)
Stage 3 [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	4,475,997	6,675,263
Expected credit loss allowance	1,892,163	2,993,105
Stage 3 [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(2,003,678)	(1,317,105)
Expected credit loss allowance	(1,643,923)	(844,929)
Stage 3 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(2,780,168)	(2,515,643)
Expected credit loss allowance	$ (2,123,157)	$ (2,010,134)